iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  22 .8%
Aflac, Inc. ............................... 425,411 $ 44,004,514
Brighthouse Financial, Inc.
(a)
.................. 55,225 2,653,009
CNO Financial Group, Inc. .................... 95,138 3,540,085
Genworth Financial, Inc.
(a)
.................... 371,459 2,596,498
Globe Life, Inc. ........................... 76,190 8,496,709
Lincoln National Corp. ...................... 131,476 4,169,104
MetLife, Inc. ............................. 424,592 34,765,593
Oscar Health, Inc. , Class A
(a) (b)
................. 184,303 2,477,032
Primerica, Inc. ............................ 30,282 8,219,140
Principal Financial Group, Inc. ................. 190,025 14,709,835
Prudential Financial, Inc. ..................... 284,085 33,672,595
Unum Group ............................. 149,721 10,934,125
170,238,239
a
Multi-line Insurance  —  4 .7%
American International Group, Inc. .............. 462,293 33,654,930
Horace Mann Educators Corp. ................. 36,753 1,441,820
35,096,750
a
Property & Casualty Insurance  —  72 .3%
Allstate Corp. (The) ........................ 204,612 39,447,148
Ambac Financial Group, Inc.
(a)
................. 49,019 620,090
American Financial Group, Inc. ................ 65,008 8,901,545
AMERISAFE, Inc. ......................... 16,967 874,479
Arch Capital Group Ltd. ..................... 336,573 31,082,517
Assurant, Inc. ............................ 46,455 9,905,135
Assured Guaranty Ltd. ...................... 43,614 3,925,696
Axis Capital Holdings Ltd. .................... 69,333 6,144,291
Chubb Ltd. .............................. 318,608 88,031,390
Cincinnati Financial Corp. .................... 140,512 20,191,574
CNA Financial Corp. ........................ 19,649 950,422
Employers Holdings, Inc. ..................... 22,315 1,143,197
Erie Indemnity Co. , Class A , NVS ............... 22,392 9,230,654
Fidelity National Financial, Inc. ................. 233,920 13,132,269
First American Financial Corp. ................. 93,880 5,861,867
Hanover Insurance Group, Inc. (The) ............ 32,379 5,007,736
Hartford Financial Services Group, Inc. (The) ....... 260,965 28,549,571
HCI Group, Inc. ........................... 7,681 895,067
Kemper Corp. ............................ 55,262 3,671,607
Kinsale Capital Group, Inc.
(b)
.................. 19,895 9,253,761
Lemonade, Inc.
(a) (b)
......................... 50,127 1,838,658
Security Shares Value
a
Property & Casualty Insurance (continued)
Loews Corp. ............................. 162,340 $ 13,748,575
Markel Group, Inc.
(a)
........................ 11,551 19,939,683
Mercury General Corp. ...................... 24,458 1,625,968
Old Republic International Corp. ................ 209,440 7,579,634
Palomar Holdings, Inc.
(a)
..................... 24,264 2,562,036
ProAssurance Corp.
(a)
....................... 44,749 711,957
Progressive Corp. (The) ..................... 497,883 119,297,746
RLI Corp. ............................... 37,420 6,167,939
Safety Insurance Group, Inc. .................. 13,429 1,106,550
Selective Insurance Group, Inc. ................ 54,972 5,140,981
Skyward Specialty Insurance Group, Inc.
(a)
......... 29,781 1,505,132
Stewart Information Services Corp. .............. 24,828 1,675,642
Travelers Companies, Inc. (The) ................ 192,936 46,476,353
Trupanion, Inc.
(a) (b)
......................... 31,532 1,519,842
United Fire Group, Inc. ...................... 19,873 565,387
Universal Insurance Holdings, Inc. .............. 22,885 481,958
W R Berkley Corp.
(b)
........................ 270,365 15,821,760
White Mountains Insurance Group, Ltd.
(b)
.......... 2,280 4,434,737
539,020,554
a
Total Long-Term Investments — 99.8%
(Cost: $ 645,136,580 ) ................................ 744,355,543
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 9,963,248 9,968,229
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 842,826 842,826
a
Total Short-Term Securities — 1.5%
(Cost: $ 10,811,501 ) ................................. 10,811,055
Total Investments — 101.3%
(Cost: $ 655,948,081 ) ................................ 755,166,598
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (9,509,105)
Net Assets — 100.0% ................................. $ 745,657,493
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,228,724  $ 8,740,148
(a)
$ —  $ (194) $ (449) $ 9,968,229  9,963,248  $ 11,635
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,252,926  —  (410,100)
(a)
—  —  842,826  842,826  40,202  —
$ (194) $ (449)
$ 10,811,055
$ 51,837  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 8 03/21/25 $ 1,202 $ (30,563)

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 744,355,543 $ — $ — $ 744,355,543
Short-Term Securities
Money Market Funds .......................................... 10,811,055 — — 10,811,055
$ 755,166,598 $ — $ — $ 755,166,598
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (30,563) $ — $ — $ (30,563)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)